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MainStay MacKay Small Cap Core Fund (Prospectus Summary) | MainStay MacKay Small Cap Core Fund
MainStay WMC Small Companies Fund (formerly MainStay MacKay Small Cap Core Fund)
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 103 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 137 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MainStay MacKay Small Cap Core Fund (Prospectus Summary) - MainStay MacKay Small Cap Core Fund	Class A		Investor Class		Class B [1]	Class C	Class I	Class R1	Class R2	Class R3	Class R6	SIMPLE Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		5.00%		none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	[2]	none	[2]	5.00%	1.00%	none	none	none	none	none	none
[1]	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.
[2]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MainStay MacKay Small Cap Core Fund (Prospectus Summary) - MainStay MacKay Small Cap Core Fund		Class A	Investor Class	Class B [2]	Class C	Class I	Class R1	Class R2	Class R3	Class R6	SIMPLE Class
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none	none	0.25%	0.50%	none	0.50%
Other Expenses		0.20%	0.65%	0.65%	0.65%	0.20%	0.30%	0.30%	0.30%	0.12%	0.65%
Total Annual Fund Operating Expenses		1.25%	1.70%	2.45%	2.45%	1.00%	1.10%	1.35%	1.60%	0.92%	1.95%
Waivers / Reimbursements	[3]	none	(0.18%)	(0.18%)	(0.18%)	none	none	none	none	none	(0.18%)
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[3]	1.25%	1.52%	2.27%	2.27%	1.00%	1.10%	1.35%	1.60%	0.92%	1.77%
[1]	The management fee is as follows: 0.80% on assets up to $1 billion; 0.775% on assets from $1 billion to $2 billion; and 0.75% on assets over $2 billion.
[2]	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.
[3]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to limit the transfer agency expenses charged to each of the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example reflects Class B and Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming redemption at end of period
Expense Example - MainStay MacKay Small Cap Core Fund (Prospectus Summary) - MainStay MacKay Small Cap Core Fund - USD ($)	Class A	Investor Class	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R6	SIMPLE Class
1 Year	$ 670	$ 647	$ 730	$ 330	$ 102	$ 112	$ 137	$ 163	$ 94	$ 180
3 Years	925	992	1,046	746	318	350	428	505	293	595
5 Years	1,199	1,361	1,489	1,289	552	606	739	871	509	1,035
10 Years	$ 1,978	$ 2,394	$ 2,587	$ 2,587	$ 1,225	$ 1,340	$ 1,624	$ 1,900	$ 1,131	$ 2,260

Assuming no redemption
Expense Example, No Redemption - MainStay MacKay Small Cap Core Fund (Prospectus Summary) - MainStay MacKay Small Cap Core Fund - USD ($)	Class B	Class C
1 Year	$ 230	$ 230
3 Years	746	746
5 Years	1,289	1,289
10 Years	$ 2,587	$ 2,587

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 208% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in the securities of U.S. companies with market capitalizations at the time of investment that are similar to the market capitalizations of companies within the collective range of the Russell 2000® Index and Russell Microcap Index. As of December 31, 2020, companies in the Russell 2000® Index had market capitalizations ranging from $43 million to $13.4 billion and the Russell Microcap Index had market capitalizations ranging from $16.3 million to $5 billion.

The Fund may also invest up to 10% of its net assets in securities of foreign issuers. Generally, an issuer of a security is considered to be a U.S. issuer based on the issuer's "country of risk," as determined by a third-party service provider such as Bloomberg.

Investment Process: Wellington Management Company LLP, the Fund’s Subadvisor (the “Subadvisor”), seeks to construct a broadly diversified portfolio across sectors and industries using fundamental analysis to identify a universe of undervalued and overvalued securities. The Subadvisor employs a traditional, bottom-up fundamental research approach to identify securities with potential positive inflections in business momentum (i.e., whether a company’s share price is trending up or down) that the Subadvisor believes have the most potential to appreciate, while seeking to limit exposure to risk. The Subadvisor also seeks to minimize the Fund’s exposure to risk by diversifying the Fund’s investments over securities issued across various industries and sectors. The Subadvisor may also give consideration to certain environmental, social, and governance (“ESG”) criteria when evaluating an investment opportunity. The Subadvisor may consider selling a security if valuation and sentiment indicators suggest the inflection point is being embraced and/or fully valued by the market or if the investment thesis is impaired or no longer valid.

Principal Risks

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below.

Market Risk: The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Fund's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund's benchmark.

Small-Cap and Mid-Cap Stock Risk: The general risks associated with equity securities and liquidity risk are particularly pronounced for stocks of companies with market capitalizations that are small compared to other publicly traded companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Stocks of small-capitalization and mid-capitalization companies may trade less frequently and in lesser volume than more widely held securities, and their values may fluctuate more sharply than those of other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Generally, the smaller the company, the greater these risks become.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Foreign Securities Risk: Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Past Performance

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of a broad-based securities market index. The Fund has selected the Russell 2000® Index as its primary benchmark. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000®Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance.Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit newyorklifeinvestments.com/funds for more recent performance information.

The Fund replaced its subadvisor effective April 1, 2019, and changed its investment objective and principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Fund's prior subadvisor, investment objective and principal investment strategies.

Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies.

Annual Returns, Class I Shares (by calendar year 2011-2020)

Best Quarter
Q4/2020	27.52%
Worst Quarter
Q1/2020	-33.94%

Average Annual Total Returns (for the periods ended December 31, 2020)
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Average Annual Total Returns - MainStay MacKay Small Cap Core Fund (Prospectus Summary) - MainStay MacKay Small Cap Core Fund	Label	1 Year	Since Inception	Inception Date
Russell 2000® Index	Russell 2000	19.96%	13.26%
Class A		3.76%	6.28%	Jan. 02, 2004
Investor Class		3.41%	5.98%	Feb. 28, 2008
Class B		3.67%	6.08%	Jan. 02, 2004
Class C		7.63%	6.38%	Dec. 30, 2002
Class I		10.04%	7.75%	Jan. 12, 1987
Class I | After Taxes on Distributions		10.04%	6.47%
Class I | After Taxes on Distributions and Sales		5.95%	5.89%
Class R1		9.93%	7.63%	Jul. 31, 2012
Class R2		9.64%	7.36%	Jul. 31, 2012
Class R3		9.37%	8.71%	Feb. 29, 2016